SCHEDULE OF CONVERTIBLE DEBENTURES (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Convertible Debentures Issued on April 3, 2020 [member]
IfrsStatementLineItems [Line Items]
Loan	$ 1,293,519
Equity Component	(242,004)
Accretion	338,988
Debt Component	1,390,503
Convertible Debentures Issued on May 3, 2020 [member]
IfrsStatementLineItems [Line Items]
Loan	806,893
Equity Component	(151,842)
Accretion	218,159
Debt Component	873,210
Convertible Debentures Issued on June 3, 2020 [member]
IfrsStatementLineItems [Line Items]
Loan	496,995
Equity Component	(93,278)
Accretion	117,481
Debt Component	521,198
Convertible Debentures Issued on August 2, 2020 [member]
IfrsStatementLineItems [Line Items]
Loan	290,365
Equity Component	(54,978)
Accretion	62,683
Debt Component	298,070
Convertible Debentures Issued on September 19, 2020 [member]
IfrsStatementLineItems [Line Items]
Loan	122,965
Equity Component	(23,019)
Accretion	22,905
Debt Component	122,851
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Loan	3,010,737
Equity Component	(565,121)
Accretion	760,216
Debt Component	3,341,246
Effect of foreign exchange rate changes	$ 135,414